Financing (Income) Expenses (Details) CAD in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CAD	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD
Finance expenses breakdown
Interest on debt and finance leases			CAD 945.0	CAD 1,012.0
Capitalized interest at 5.5% ( 2016- 5.7%)			(729.0)	(597.0)
Interest expense			216.0	415.0
Interest on partnership liability			5.0
Interest on pension and other postretirement benefits			58.0	59.0
Accretion			247.0	269.0
Foreign exchange gain on U.S. dollar denominated debt			(771.0)	(458.0)
Foreign exchange and other			(52.0)	61.0
Loss on extinguishment of long-term debt	$ 25		113.0	99.0
Realized gain on foreign currency hedges		CAD (62.0)	(62.0)
Total Financing expenses			CAD (246.0)	CAD 445.0
Debt instrument interest percentage			5.50%	5.70%